MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares				Fair Value
	COMMON STOCKS — 1.9%
	ASSET MANAGEMENT - 0.1%
88,200	Acropolis Infrastructure Acquisition Corporation(a)			$ 882,362
44,000	TortoiseEcofin Acquisition Corporation III(a)			436,480
				1,318,842
	METALS & MINING - 1.8%
263,950	Newmont Corporation			16,581,339

	TOTAL COMMON STOCKS (Cost $19,462,003)			17,900,181

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 93.3%
	AEROSPACE & DEFENSE — 0.0%(b)
100,000	Kaman Corporation	3.2500	05/01/24	103,250

	ASSET MANAGEMENT — 0.0%(b)
100,000	Ares Capital Corporation	4.6250	03/01/24	108,690
100,000	New Mountain Finance Corporation	5.7500	08/15/23	105,755
				214,445
	AUTOMOTIVE — 2.9%
26,000,000	Ford Motor Company(c),(d)	0.0000	03/15/26	27,950,000

	BANKING — 1.3%
2,000,000	Dow, Inc. - Bank of America Finance LLC Synthetic(f)	2.6410	06/18/24	2,256,000
10,000,000	Hope Bancorp, Inc.	2.0000	05/15/38	9,681,255
				11,937,255
	BEVERAGES — 0.0%(b)
100,000	PepsiCo, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic(f)	1.4930	12/30/27	95,500

	BIOTECH & PHARMA — 18.4%
17,400,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(f)	1.4700	02/03/28	16,716,528
12,600,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(f)	1.4700	05/01/28	12,574,296
16,000,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	15,823,194
17,000,000	Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic(f)	2.3100	11/01/24	18,392,300
100,000	Coherus Biosciences, Inc.	1.5000	04/15/26	100,201
MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 93.3% (Continued)
	BIOTECH & PHARMA — 18.4% (Continued)
30,000,000	Halozyme Therapeutics, Inc.(c)	0.2500	03/01/27	$ 27,487,499
21,000,000	Jazz Investments I Ltd.	1.5000	08/15/24	22,733,984
18,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(f)	1.792	06/30/27	19,209,599
100,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(f)	1.547	10/25/27	100,450
100,000	Ligand Pharmaceuticals, Inc.	0.7500	05/15/23	98,312
9,000,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(f)	1.5700	02/24/28	8,645,580
13,300,000	Merck & Co., Inc. UBS Group AG Synthetic(f)	1.7721	05/25/28	13,220,200
100,000	Pacira BioSciences, Inc.	2.3750	04/01/22	106,375
18,000,000	Pacira BioSciences, Inc.	0.7500	08/01/25	19,755,000
1,000,000	Supernus Pharmaceuticals, Inc.	0.6250	04/01/23	979,375
				175,942,893
	CABLE & SATELLITE — 2.9%
100,000	Charter Communications, Inc. - Bank of America Finance LLC Synthetic(f)	1.7700	09/01/22	124,250
27,200,000	Liberty Broadband Corp. Synthetic(c)	2.3000	09/30/50	27,716,800
				27,841,050
	CONSUMER SERVICES — 2.0%
21,000,000	Stride, Inc.(c)	1.1250	09/01/27	19,233,900

	DIVERSIFIED INDUSTRIALS — 1.0%
100,000	3M Co. - Citigroup Global Markets Holdings, Inc. Synthetic(f)	1.4930	12/30/27	97,710
10,000,000	3M Co. - Citigroup Global Markets Holdings, Inc. Synthetic(f)	2.1030	04/20/28	9,835,000
				9,932,710
	E-COMMERCE DISCRETIONARY — 1.1%
10,000,000	Etsy, Inc.(c)	0.2500	06/15/28	10,495,000

	ELECTRICAL EQUIPMENT — 3.6%
9,000,000	OSI Systems, Inc.	1.2500	09/01/22	9,517,500
18,000,000	SMART Global Holdings, Inc.	2.2500	02/15/26	24,660,000
				34,177,500
	ENTERTAINMENT CONTENT — 0.2%
2,000,000	IMAX Corporation(c)	0.5000	04/01/26	1,862,600

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 93.3% (Continued)
	FOOD — 2.0%
6,700,000	Beyond Meat, Inc.(c),(d)	0.0000	03/15/27	$ 6,168,188
12,000,000	The Kraft Heinz Co. - Citigroup Global Markets Holdings, Inc. Synthetic(f)	1.7920	06/30/27	12,333,600
				18,501,788
	HEALTH CARE FACILITIES & SERVICES — 1.8%
12,000,000	PetIQ, Inc.	4.0000	06/01/26	17,040,000

	INSTITUTIONAL FINANCIAL SERVICES — 0.0%(b)
100,000	Voya Financial, Inc. - Bank of America Finance LLC Synthetic(f)	3.1425	05/01/23	108,250

	INSURANCE — 2.4%
23,000,000	Berkshire Hathaway, Inc. - Barclays Bank PLC Synthetic(f)	1.8652	04/14/28	23,117,300

	INTERNET MEDIA & SERVICES — 6.5%
14,050,000	Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic(f)	3.5900	04/21/23	21,466,995
7,000,000	Google, Inc. - Bank of America Finance LLC Synthetic(f)	3.6421	09/28/23	12,497,800
21,000,000	TripAdvisor, Inc.(c)	0.2500	04/01/26	19,446,000
5,000,000	Twitter, Inc.(c),(d)	0.0000	03/15/26	4,828,125
3,000,000	Uber Technologies, Inc.(c),(d)	0.0000	12/15/25	2,941,500
				61,180,420
	LEISURE FACILITIES & SERVICES — 6.9%
18,000,000	Cheesecake Factory, Inc. (The)	0.3750	06/15/26	16,897,500
12,000,000	Cracker Barrel Old Country Store, Inc.(c)	0.6250	06/15/26	12,015,000
23,000,000	DraftKings, Inc.(c),(d)	0.0000	03/15/28	20,274,500
15,000,000	McDonald’s Corp. - Credit Suisse AG Synthetic(f)	1.9200	05/28/27	15,982,500
				65,169,500
	LEISURE PRODUCTS — 4.5%
10,000,000	D.R. Horton, Inc. - Barclays Bank PLC Synthetic(f)	3.8900	09/26/23	18,085,000
12,000,000	LCI Industries(c)	1.1250	05/15/26	12,996,000
9,000,000	Winnebago Industries Inc	1.5000	04/01/25	11,964,375
				43,045,375
	MACHINERY — 0.0%(b)
100,000	John Bean Technologies Corporation(c)	0.2500	05/15/26	107,650

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 93.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 3.6%
29,000,000	Haemonetics Corporation(c),(d)	0.0000	03/01/26	$ 24,862,873
10,000,000	NuVasive, Inc.	0.3750	03/15/25	9,712,500
				34,575,373
	METALS & MINING — 1.3%
12,000,000	Century Aluminum Company(c)	2.7500	05/01/28	12,510,000
100,000	Newmont Mining Corp. - Barclays Bank PLC Synthetic(f)	3.9200	10/30/23	165,110
				12,675,110
	OIL & GAS — 0.5%
4,462,000	Exxon Mobil Corp. - Citigroup Global Markets Holdings, Inc. Synthetic(f)	1.5490	11/24/27	4,714,103

	REAL ESTATE INVESTMENT TRUSTS — 1.4%
4,000,000	IIP Operating Partnership, L.P.(c)	3.7500	02/21/24	13,110,000

	RENEWABLE ENERGY — 1.9%
18,000,000	Enphase Energy, Inc.(c),(d)	0.0000	03/01/26	18,153,000
100,000	Green Plains, Inc.	2.2500	03/15/27	134,130
				18,287,130
	RETAIL - DISCRETIONARY — 0.1%
1,000,000	Guess?, Inc.	2.0000	04/15/24	1,138,750

	SEMICONDUCTORS — 2.3%
21,000,000	Vishay Intertechnology, Inc.	2.2500	06/15/25	22,050,000

	SOFTWARE — 3.3%
10,000,000	Akamai Technologies, Inc.	0.3750	09/01/27	11,818,750
7,000,000	Microsoft Corp. - Morgan Stanley Finance, LLC. Synthetic(f)	2.3773	10/25/24	11,059,650
7,000,000	Mitek Systems, Inc.(c)	0.7500	02/01/26	8,645,000
				31,523,400
	SPECIALTY FINANCE — 0.0%(b)
100,000	PennyMac Corporation(c)	5.5000	03/15/26	101,750

	TECHNOLOGY HARDWARE — 2.3%
6,050,000	Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic(f)	3.8700	10/16/23	13,744,390
8,000,000	InterDigital, Inc.	2.0000	06/01/24	8,640,000
MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 93.3% (Continued)
	TECHNOLOGY HARDWARE — 2.3% (Continued)
100,000	Lumentum Holdings, Inc.	0.5000	12/15/26	$ 110,250
				22,494,640
	TECHNOLOGY SERVICES — 6.6%
15,000,000	Euronet Worldwide, Inc.	0.7500	03/15/49	17,512,500
1,000,000	Insight Enterprises, Inc.	0.7500	02/15/25	1,534,760
20,000,000	International Business Machines Corporation - Credit Suisse AG Synthetic(f)	1.8775	07/03/28	19,548,000
10,000,000	International Business Machines Corporation - JPMorgan Chase Financial Company, LLC Synthetic(f)	1.0200	06/29/28	9,872,000
13,000,000	Parsons Corporation(c)	0.2500	08/15/25	13,741,000
100,000	Visa, Inc. - Barclays Bank PLC Synthetic(f)	1.2800	02/18/25	117,000
				62,325,260
	TRANSPORTATION & LOGISTICS — 6.8%
11,455,000	Air Transport Services Group, Inc.	1.1250	10/15/24	11,906,327
6,823,000	Atlas Air Worldwide Holdings, Inc.	2.2500	06/01/22	7,317,668
100,000	Atlas Air Worldwide Holdings, Inc.	1.8750	06/01/24	126,250
24,000,000	JetBlue Airways Corporation(c)	0.5000	04/01/26	23,663,999
23,000,000	Spirit Airlines, Inc.	1.0000	05/15/26	21,633,800
				64,648,044
	TRANSPORTATION EQUIPMENT — 5.7%
391,000	Greenbrier Companies, Inc. (The)	2.8750	02/01/24	424,724
27,000,000	Greenbrier Companies, Inc. (The)(c)	2.8750	04/15/28	28,350,000
24,000,000	Meritor, Inc.	3.2500	10/15/37	25,845,000
				54,619,724
	WHOLESALE - CONSUMER STAPLES — 0.0%(b)
100,000	Chefs' Warehouse, Inc. (The)	1.8750	12/01/24	101,380

	TOTAL CONVERTIBLE BONDS (Cost $830,151,750)			890,421,050

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 0.0%(b)
	U.S. TREASURY OBLIGATIONS — 0.0%(b)
100,000	United States Treasury Note	1.3750	08/31/26	103,301
MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 0.0%(b) (Continued)
	U.S. TREASURY OBLIGATIONS — 0.0%(b) (Continued)

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $104,652)			103,301

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 4.9%
	MONEY MARKET FUNDS - 4.9%
47,204,439	BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01% (Cost $47,204,439)(e)			$ 47,204,439

	TOTAL INVESTMENTS - 100.1% (Cost $896,922,844)			$ 955,628,971
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%			(1,217,190)
	NET ASSETS - 100.0%			$ 954,411,781

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Non-income producing security.
(e)	Rate disclosed is the seven day effective yield as of July 31, 2021.
(f)	Interest rate represents the comparable yield on the contingent payment debt instruments.

PORTFOLIO ANALYSIS
As of July 31, 2021
% of Net
Sector	Assets
Health Care	23.8%
Industrial	19.8%
Technology	18.1%
Consumer Discretionary	17.5%
Communications	6.0%
Short-Term Investments	4.9%
Materials	3.0%
Energy	2.4%
Consumer Staples	2.0%
Real Estate	1.4%
Financial	1.2%
U.S. Treasury Obligations	0.0%+
Liabilities in Excess of Other Assets	(0.1)%
100.0%

+Percentage rounds to less than 0.1%.

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares					Fair Value
	COMMON STOCKS — 3.8%
	AUTOMOTIVE - 1.5%
34,000	General Motors Company(c)				$ 1,932,560

	METALS & MINING - 2.3%
44,950	Newmont Corporation				2,823,759

	TOTAL COMMON STOCKS (Cost $4,900,335)				4,756,319

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 135.8%
	AEROSPACE & DEFENSE — 1.6%
1,929,000	Kaman Corporation		3.2500	05/01/24	1,991,693

	APPAREL & TEXTILE PRODUCTS — 0.0%(a)
5,000	Under Armour, Inc.		1.5000	06/01/24	9,369

	AUTOMOTIVE — 4.4%
5,200,000	Ford Motor Company (b),(c)		0.0000	03/15/26	5,590,000

	BANKING — 1.8%
1,000,000	Dow, Inc. - Bank of America Finance LLC Synthetic(f)		2.6410	06/18/24	1,128,000
1,200,000	Hope Bancorp, Inc.		2.0000	05/15/38	1,161,751
					2,289,751
	BIOTECH & PHARMA — 27.2%
5,000,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(f)		1.4700	05/01/28	4,989,800
4,300,000	BioMarin Pharmaceutical, Inc.		1.2500	05/15/27	4,252,483
4,500,000	Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic(f)		2.3100	11/01/24	4,868,550
5,000	Dynavax Technologies Corporation (b)		2.5000	05/15/26	5,710
5,600,000	Halozyme Therapeutics, Inc. (b)		0.2500	03/01/27	5,131,000
3,950,000	Jazz Investments I Ltd.		1.5000	08/15/24	4,276,154
3,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(f)		1.547	10/25/27	3,013,500
4,400,000	Merck & Co., Inc. UBS Group AG Synthetic(f)		1.7721	05/25/28	4,373,600
3,300,000	Pacira BioSciences, Inc.		0.7500	08/01/25	3,621,750
					34,532,547
MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 135.8% (Continued)
	CABLE & SATELLITE — 4.0%
5,000,000	Liberty Broadband Corp. Synthetic(b)(f)		2.3000	09/30/50	$ 5,095,000

	COMMERCIAL SUPPORT SERVICES — 0.0%(a)
5,000	FTI Consulting, Inc.		2.0000	08/15/23	7,528

	CONSUMER SERVICES — 2.7%
3,700,000	Stride, Inc. (b)		1.1250	09/01/27	3,388,830

	E-COMMERCE DISCRETIONARY — 2.5%
3,000,000	Etsy, Inc. (b)		0.2500	06/15/28	3,148,500
5,000	RealReal, Inc. (The)		3.0000	06/15/25	6,172
					3,154,672
	ELECTRICAL EQUIPMENT — 4.1%
5,000	Bloom Energy Corporation (b)		2.5000	08/15/25	7,663
1,000,000	OSI Systems, Inc.		1.2500	09/01/22	1,057,500
3,000,000	SMART Global Holdings, Inc.		2.2500	02/15/26	4,110,000
					5,175,163
	ENTERTAINMENT CONTENT — 1.0%
1,325,000	IMAX Corporation (b)		0.5000	04/01/26	1,233,973

	HEALTH CARE FACILITIES & SERVICES — 2.2%
2,000,000	PetIQ, Inc.		4.0000	06/01/26	2,840,000

	INTERNET MEDIA & SERVICES — 11.6%
2,050,000	Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic(f)		3.5900	04/21/23	3,132,195
5,000	Booking Holdings, Inc.		0.9000	09/15/21	5,350
5,000	Eventbrite, Inc.		5.0000	12/01/25	8,324
1,470,000	Google, Inc. - Bank of America Finance LLC Synthetic(f)		3.6429	09/28/23	2,624,538
5,000	Lyft, Inc.		1.5000	05/15/25	8,005
5,000	Snap, Inc.		0.2500	05/01/25	17,138
4,800,000	TripAdvisor, Inc. (b)		0.2500	04/01/26	4,444,799
3,500,000	Twitter, Inc. (b),(c)		0.0000	03/15/26	3,379,687
1,300,000	Uber Technologies, Inc. (b),(c)		0.0000	12/15/25	1,274,650
5,000	Zillow Group, Inc.		2.7500	05/15/25	8,940
MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 135.8% (Continued)
	INTERNET MEDIA & SERVICES — 11.6% (Continued)
					$ 14,903,626
	LEISURE FACILITIES & SERVICES — 12.2%
5,000	Bloomin' Brands, Inc.		5.0000	05/01/25	11,363
5,000	Carnival Corporation		5.7500	04/01/23	11,444
4,000,000	Cheesecake Factory, Inc. (The)		0.3750	06/15/26	3,755,000
4,350,000	Cracker Barrel Old Country Store, Inc. (b)		0.6250	06/15/26	4,355,437
5,200,000	DraftKings, Inc. (b),(c)		0.0000	03/15/28	4,583,799
5,000	Live Nation Entertainment, Inc.		2.5000	03/15/23	6,519
5,000	Marriott Vacations Worldwide Corporation		1.5000	09/15/22	5,719
2,500,000	McDonald’s Corp. - Credit Suisse AG Synthetic(f)		1.9200	05/28/27	2,663,750
5,000	Penn National Gaming, Inc.		2.7500	05/15/26	15,169
5,000	Royal Caribbean Cruises Ltd.		4.2500	06/15/23	6,436
5,000	Vail Resorts, Inc.(b),(c)		0.0000	01/01/26	5,044
					15,419,680
	LEISURE PRODUCTS — 7.2%
5,000	Callaway Golf Company		2.7500	05/01/26	9,734
2,000,000	D.R. Horton, Inc. - Barclays Bank PLC Synthetic(f)		3.8900	09/26/23	3,617,000
3,500,000	LCI Industries(b)		1.1250	05/15/26	3,790,500
1,250,000	Winnebago Industries Inc		1.5000	04/01/25	1,661,719
					9,078,953
	MEDICAL EQUIPMENT & DEVICES — 3.7%
5,500,000	Haemonetics Corporation(b),(c)		0.0000	03/01/26	4,715,372
5,000	Varex Imaging Corporation		4.0000	06/01/25	7,519
					4,722,891
	METALS & MINING — 3.7%
4,500,000	Century Aluminum Company(b)		2.7500	05/01/28	4,691,250

	OIL & GAS — 2.6%
3,100,000	Exxon Mobil Corp. - Citigroup Global Markets Holdings, Inc. Synthetic(f)		1.5490	11/24/27	3,275,150

	OIL & GAS PRODUCERS — 0.0%(a)
5,000	CNX Resources Corporation		2.2500	05/01/26	6,075
5,000	Pioneer Natural Resources Company		0.2500	05/15/25	7,370
					13,445
MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 135.8% (Continued)
	PUBLISHING & BROADCASTING — 0.0%(a)
5,000	World Wrestling Entertainment, Inc.		3.3750	12/15/23	$ 10,333

	REAL ESTATE INVESTMENT TRUSTS — 0.0%(a)
5,000	iStar, Inc.		3.1250	09/15/22	8,781

	REAL ESTATE SERVICES — 0.0%(a)
5,000	Realogy Group, LLC / Realogy Co-Issuer Corporation(b)		0.2500	06/15/26	5,091

	RENEWABLE ENERGY — 2.4%
3,000,000	Enphase Energy, Inc.(b),(c)		0.0000	03/01/26	3,025,500
5,000	SunPower Corporation		4.0000	01/15/23	6,519
					3,032,019
	RETAIL - DISCRETIONARY — 0.0%(a)
5,000	Burlington Stores, Inc.		2.2500	04/15/25	8,194
5,000	Dick's Sporting Goods, Inc.		3.2500	04/15/25	15,377
5,000	Vroom, Inc.(b)		0.7500	07/01/26	4,883
					28,454
	SEMICONDUCTORS — 3.3%
5,000	Cree, Inc.		1.7500	05/01/26	10,382
5,000	Silicon Laboratories, Inc.		0.6250	06/15/25	6,797
4,000,000	Vishay Intertechnology, Inc.		2.2500	06/15/25	4,200,000
					4,217,179
	SOFTWARE — 7.3%
1,600,000	Akamai Technologies, Inc.		0.3750	09/01/27	1,891,000
5,000	Bill.com Holdings, Inc.(b),(c)		0.0000	12/01/25	7,281
5,000	HubSpot, Inc.		0.3750	06/01/25	10,759
1,200,000	Microsoft Corp. - Morgan Stanley Finance, LLC. Synthetic(f)		2.3773	10/25/24	1,895,940
4,350,000	Mitek Systems, Inc.(b)		0.7500	02/01/26	5,372,250
5,000	Palo Alto Networks, Inc.		0.7500	07/01/23	7,738
					9,184,968
	STEEL — 0.0%(a)
5,000	Allegheny Technologies, Inc.		3.5000	06/15/25	7,709
5,000	United States Steel Corp 5% 11/1/2026		5.0000	11/01/26	10,963
					18,672
MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 135.8% (Continued)
	TECHNOLOGY HARDWARE — 3.7%
1,450,000	Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic(f)		3.8700	10/16/23	$ 3,294,110
1,289,000	InterDigital, Inc.		2.0000	06/01/24	1,392,120
					4,686,230
	TECHNOLOGY SERVICES — 7.3%
1,900,000	Euronet Worldwide, Inc.		0.7500	03/15/49	2,218,250
5,000,000	International Business Machines Corporation - Credit Suisse AG Synthetic(f)		1.8775	07/03/28	4,887,000
2,000,000	Parsons Corporation(b)		0.2500	08/15/25	2,114,000
5,000	Square, Inc.		0.5000	05/15/23	15,881
					9,235,131
	TRANSPORTATION & LOGISTICS — 11.8%
4,385,000	Air Transport Services Group, Inc.		1.1250	10/15/24	4,557,769
5,000	American Airlines Group, Inc.		6.5000	07/01/25	7,650
1,000,000	Atlas Air Worldwide Holdings, Inc.		2.2500	06/01/22	1,072,500
4,700,000	JetBlue Airways Corporation(b)		0.5000	04/01/26	4,634,200
5,000	Southwest Airlines Company		1.2500	05/01/25	7,353
5,000,000	Spirit Airlines, Inc.		1.0000	05/15/26	4,702,999
					14,982,471
	TRANSPORTATION EQUIPMENT — 7.5%
4,700,000	Greenbrier Companies, Inc. (The)(b)		2.8750	04/15/28	4,934,999
4,300,000	Meritor, Inc.		3.2500	10/15/37	4,630,563
					9,565,562
	TOTAL CONVERTIBLE BONDS (Cost $163,719,770)				172,388,412

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 4.3%
	MONEY MARKET FUNDS - 4.3%
5,424,303	BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01% (Cost $5,424,303)(d)				5,424,303

Contracts(e)
	EQUITY OPTIONS PURCHASED(c) - 0.2%	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.2%
340	General Motors Company	01/20/2023	$ 50	$ 1,700,000	$ 198,900
	TOTAL PUT OPTIONS PURCHASED (Cost - $442,340)
MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Contracts(e)
	EQUITY OPTIONS PURCHASED - 0.2% (Continued)	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.2% (Continued)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $442,340)				198,900

Contracts(e)
	INDEX OPTIONS PURCHASED(c) - 0.8%	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.8%
22	NASDAQ 100 Stock Index	12/17/2021	$ 13,000	$ 28,600,000	$ 611,600
37	S&P 500 INDEX	01/21/2022	3,850	14,245,000	323,750
25	S&P 500 INDEX	09/30/2021	4,000	10,000,000	90,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,771,168)				1,025,850

	TOTAL INDEX OPTIONS PURCHASED (Cost - $4,771,168)				1,025,850

	TOTAL INVESTMENTS - 144.9% (Cost $179,257,916)				$ 183,793,784
	LIABILITIES IN EXCESS OF OTHER ASSETS - (44.9)%				(56,990,311)
	NET ASSETS - 100.0%				$ 126,803,473

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Percentage rounds to less than 0.1%.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Rate disclosed is the seven day effective yield as of July 31, 2021.
(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(f)	Interest rate represents the comparable yield on the contingent payment debt instruments.

PORTFOLIO ANALYSIS
As of July 31, 2021
% of Net
Sector	Assets
Health Care	33.2%
Consumer Discretionary	30.4%
Industrial	25.9%
Technology	26.1%
Communications	12.2%
Materials	5.9%
Energy	5.0%
Short-Term Investments	4.3%
Options	1.0%
Financial	0.9%
Real Estate	0.0%+
Liabilities in Excess of Other Assets	(44.9)%
100.0%

+Percentage rounds to less than 0.1%.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares				Fair Value
	COMMON STOCKS — 1.9%
	ASSET MANAGEMENT - 1.2%
100,000	Acropolis Infrastructure Acquisition Corporation(a)			$ 1,000,410
44,000	TortoiseEcofin Acquisition Corporation III(a)			436,480
				1,436,890
	METALS & MINING - 0.7%
14,500	Newmont Corporation			910,890

	TOTAL COMMON STOCKS (Cost $2,440,011)			2,347,780

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 92.6%
	AEROSPACE & DEFENSE — 0.9%
1,000,000	Kaman Corporation	3.2500	05/01/24	1,032,500

	ASSET MANAGEMENT — 1.3%
1,500,000	New Mountain Finance Corporation	5.7500	08/15/23	1,586,325

	AUTOMOTIVE — 2.7%
3,000,000	Ford Motor Company (b),(a)	0.0000	03/15/26	3,225,000

	BANKING — 3.3%
1,000,000	Dow, Inc. - Bank of America Finance LLC Synthetic(c)	2.6410	06/18/24	1,128,000
3,000,000	Hope Bancorp, Inc.	2.0000	05/15/38	2,904,376
				4,032,376
	BIOTECH & PHARMA — 18.1%
3,700,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(c)	1.4700	02/03/28	3,554,663
2,900,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	2,867,954
2,014,000	Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic(c)	2.3100	11/01/24	2,178,947
3,800,000	Halozyme Therapeutics, Inc. (b)	0.2500	03/01/27	3,481,750
2,000,000	Jazz Investments I Ltd.	1.5000	08/15/24	2,165,141
1,400,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(c)	1.7920	06/30/27	1,494,080
1,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(c)	1.5470	10/25/27	1,004,500
2,800,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(c)	1.5700	02/24/28	2,689,736
MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 92.6% (Continued)
	BIOTECH & PHARMA — 18.1% (Continued)
1,400,000	Pacira BioSciences, Inc.	0.7500	08/01/25	$ 1,536,500
1,000,000	Supernus Pharmaceuticals, Inc.	0.6250	04/01/23	979,375
				21,952,646
	CABLE & SATELLITE — 2.9%
3,400,000	Liberty Broadband Corp. Synthetic(b)(c)	2.3000	09/30/50	3,464,600

	CONSUMER SERVICES — 2.5%
3,300,000	Stride, Inc. (b)	1.1250	09/01/27	3,022,470

	DIVERSIFIED INDUSTRIALS — 2.1%
2,600,000	3M Co. - Citigroup Global Markets Holdings, Inc. Synthetic(c)	2.103	04/20/28	2,557,100

	E-COMMERCE DISCRETIONARY — 1.7%
2,000,000	Etsy, Inc. (b)	0.2500	06/15/28	2,099,000

	ELECTRICAL EQUIPMENT — 2.0%
1,000,000	OSI Systems, Inc.	1.2500	09/01/22	1,057,500
1,000,000	SMART Global Holdings, Inc.	2.2500	02/15/26	1,370,000
				2,427,500
	ENTERTAINMENT CONTENT — 0.8%
1,000,000	IMAX Corporation (b)	0.5000	04/01/26	931,300

	HEALTH CARE FACILITIES & SERVICES — 0.6%
500,000	PetIQ, Inc.	4.0000	06/01/26	710,000

	INSURANCE — 2.6%
3,200,000	Berkshire Hathaway, Inc. - Barclays Bank PLC Synthetic(c)	1.8652	04/14/28	3,216,320

	INTERNET MEDIA & SERVICES — 5.9%
500,000	Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic(c)	3.5900	04/21/23	763,950
500,000	Google, Inc. - Bank of America Finance LLC Synthetic(c)	3.6429	09/28/23	892,700
3,300,000	TripAdvisor, Inc. (b)	0.2500	04/01/26	3,055,800
2,600,000	Twitter, Inc. (b),(a)	0.0000	03/15/26	2,510,625
				7,223,075
MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 92.6% (Continued)
	LEISURE FACILITIES & SERVICES — 8.1%
3,000,000	Cheesecake Factory, Inc. (The)	0.3750	06/15/26	$ 2,816,250
2,700,000	Cracker Barrel Old Country Store, Inc. (b)	0.6250	06/15/26	2,703,375
3,300,000	DraftKings, Inc. (b),(a)	0.0000	03/15/28	2,908,950
1,245,000	McDonald’s Corp. - Credit Suisse AG Synthetic(c)	1.9200	05/28/27	1,326,548
				9,755,123
	LEISURE PRODUCTS — 2.8%
500,000	D.R. Horton, Inc. - Barclays Bank PLC Synthetic(c)	3.8900	09/26/23	904,250
2,400,000	LCI Industries (b)	1.1250	05/15/26	2,599,200
				3,503,450
	MEDICAL EQUIPMENT & DEVICES — 2.8%
3,900,000	Haemonetics Corporation (b),(a)	0.0000	03/01/26	3,343,628

	METALS & MINING — 2.3%
2,700,000	Century Aluminum Company (b)	2.7500	05/01/28	2,814,750

	OIL & GAS — 0.9%
1,000,000	Exxon Mobil Corp. - Citigroup Global Markets Holdings, Inc. Synthetic(c)	1.5490	11/24/27	1,056,500

	RENEWABLE ENERGY — 2.1%
2,500,000	Enphase Energy, Inc. (b),(a)	0.0000	03/01/26	2,521,250

	SEMICONDUCTORS — 2.2%
2,500,000	Vishay Intertechnology, Inc.	2.2500	06/15/25	2,625,000

	SOFTWARE — 2.7%
500,000	Akamai Technologies, Inc.	0.3750	09/01/27	590,938
2,250,000	Mitek Systems, Inc. (b)	0.7500	02/01/26	2,778,750
				3,369,688
	SPECIALTY FINANCE — 1.7%
2,000,000	PennyMac Corporation (b)	5.5000	03/15/26	2,035,000

	TECHNOLOGY HARDWARE — 2.4%
300,000	Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic(c)	3.8700	10/16/23	681,540
2,000,000	InterDigital, Inc.	2.0000	06/01/24	2,160,000
MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 92.6% (Continued)
	TECHNOLOGY HARDWARE — 2.4% (Continued)
				$ 2,841,540
	TECHNOLOGY SERVICES — 4.3%
1,000,000	Euronet Worldwide, Inc.	0.7500	03/15/49	1,167,500
3,000,000	International Business Machines Corporation - JPMorgan Chase Financial Company, LLC Synthetic(c)	1.0200	06/29/28	2,961,600
1,000,000	Parsons Corporation (b)	0.2500	08/15/25	1,057,000
100,000	Visa, Inc. - Barclays Bank PLC Synthetic(c)	1.2800	02/18/25	117,000
				5,303,100
	TRANSPORTATION & LOGISTICS — 7.4%
2,800,000	Air Transport Services Group, Inc.	1.1250	10/15/24	2,910,320
3,100,000	JetBlue Airways Corporation (b)	0.5000	04/01/26	3,056,600
3,300,000	Spirit Airlines, Inc.	1.0000	05/15/26	3,103,980
				9,070,900
	TRANSPORTATION EQUIPMENT — 5.5%
3,300,000	Greenbrier Companies, Inc. (The) (b)	2.8750	04/15/28	3,465,000
3,000,000	Meritor, Inc.	3.2500	10/15/37	3,230,625
				6,695,625
	TOTAL CONVERTIBLE BONDS (Cost $109,746,513)			112,415,766

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 1.7%
	U.S. TREASURY OBLIGATIONS — 1.7%
2,000,000	United States Treasury Note	1.3750	08/31/26	2,066,016

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,056,602)			2,066,016

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 2.3%
	MONEY MARKET FUNDS - 2.3%
2,767,646	BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01% (Cost $2,767,646)(d)			$ 2,767,646

	TOTAL INVESTMENTS - 98.5% (Cost $117,010,772)			$ 119,597,208
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%			1,863,004
	NET ASSETS - 100.0%			$ 121,460,212

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Interest rate represents the comparable yield on the contingent payment debt instrument.
(d)	Rate disclosed is the seven day effective yield as of July 31, 2021.

PORTFOLIO ANALYSIS
As of July 31, 2021
% of Net
Sector	Assets
Industrial	21.5%
Health Care	21.4%
Consumer Discretionary	17.8%
Technology	13.0%
Communications	8.2%
Financial	6.6%
Materials	3.1%
Energy	2.9%
Short-Term Investments	2.3%
U.S. Treasury Obligations	1.7%
Other Assets in Excess of Liabilities	1.5%
100.0%